S000009865 [Member] Expense Example - AMG Veritas Asia Pacific Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,598
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	$ 1,325